THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Mid Cap Growth Portfolio

Class I-2

Supplement Dated June 1, 2016 to the Prospectus Dated May 1, 2016

As supplemented to date

The following replaces the entry for Ankur Crawford on page 4 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio.”

Ankur Crawford, Ph.D.

Senior Vice President and

Portfolio Manager

Since June 2015

The following replaces the entry for Ankur Crawford on page 13 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio.”

Ankur Crawford, Ph.D.

Senior Vice President and

Portfolio Manager

Since November 2010

The following replaces the management fee for Alger Capital Appreciation Portfolio on page 44 of the Prospectus, under the heading “Management and Organization - Manager.”

Alger Capital Appreciation Portfolio - .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion;

The following replaces the entry for Ankur Crawford on page 45 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments.”

Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Analyst in 2010. She served as Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

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THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Mid Cap Growth Portfolio

Class S

Supplement Dated June 1, 2016 to the Prospectus Dated May 1, 2016

As supplemented to date

The following replaces the entry for Ankur Crawford on page 4 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio.”

Ankur Crawford, Ph.D.

Senior Vice President and

Portfolio Manager

Since June 2015

The following replaces the entry for Ankur Crawford on page 14 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio.”

Ankur Crawford, Ph.D.

Senior Vice President and

Portfolio Manager

Since November 2010

The following replaces the management fee for Alger Capital Appreciation Portfolio on page 20 of the Prospectus, under the heading “Management and Organization - Manager.”

Alger Capital Appreciation Portfolio - .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion;

The following replaces the entry for Ankur Crawford on page 20 of the Prospectus, under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments.”

Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Analyst in 2010. She served as Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

S-APPS 6116

THE ALGER PORTFOLIOS

Supplement dated June 1, 2016 to the

Statement of Additional Information dated May 1, 2016,

As Supplemented to Date

The Assistant Secretary position is deleted from the chart of Fund officers on page 27 of the Statement of Additional Information.  Mr. Lindauer is no longer employed by the Manager.

The following replaces the investment advisory fee for Alger Capital Appreciation Portfolio on page 28 of the Statement of Additional Information, in the third paragraph under the heading “Investment Manager.”

Alger Capital Appreciation Portfolio - .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion;

S-APPSAI 6116